Contingencies (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2016
Guarantees
Loss Contingencies [Line Items]
Loss contingency		$ 130.7
Stand-by letters of credit
Loss Contingencies [Line Items]
Loss contingency		46.9
Guarantee contracts and stand-by letters of credit
Loss Contingencies [Line Items]
Loss contingency		$ 177.6
2014 California lawsuit
Loss Contingencies [Line Items]
Legal costs	$ 9.0